Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / Supplier	Jun. 30, 2021 USD ($) ¥ / Supplier	Jun. 30, 2020 CNY (¥) ¥ / Supplier	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	6.4566			6.4566
Revenue Recognized	¥ 44,405	$ 6,877	¥ 25,368
Unsatisfied performance obligation	¥ 31,425			$ 4,867
Depreciation of the US$ against RMB, percent	1.05%	1.05%
Advertising
Summary Of Significant Accounting Policies [Line Items]
Number of suppliers	3	3	3
Advertising | Supplier Concentration Risk | Cost of Goods and Service
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	49.20%	49.20%	76.10%
CHINA
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments	¥ 277,979			43,053	¥ 322,183
Outside China
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments	¥ 21,136			$ 3,274		$ 17,494